Financial Risk Review - Schedule of Demonstrates the Estimated Sensitivity (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025
10% | Change in GBP Rate
Disclosure of financial assets [line items]
Effect on Profit	$ 5,939	$ 28,843
10% | Change in AUD Rate
Disclosure of financial assets [line items]
Effect on Profit	(58,725)	(6,440)
10% | Change in TZS Rate
Disclosure of financial assets [line items]
Effect on Profit	(45,685)	(34,784)
-10% | Change in GBP Rate
Disclosure of financial assets [line items]
Effect on Profit	(5,939)	(28,843)
-10% | Change in AUD Rate
Disclosure of financial assets [line items]
Effect on Profit	58,725	6,440
-10% | Change in TZS Rate
Disclosure of financial assets [line items]
Effect on Profit	$ 45,685	$ 34,784